Payables, Accruals and Provisions (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Payables, Accruals and Provisions

	June 30,	December 31,

	2019	2018

Trade payables	191	326

Accruals	570	854

Provisions	183	203

Other current liabilities	119	166

Total payables, accruals and provisions	1,063	1,549